Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,351)	$ (32,685)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	357	388
Amortization of operating lease right-of-use asset	732	1,320
Changes in fair value of warrant liabilities	45	153
Disposal loss of property and equipment	126	21
Inventory write-downs	670
Reversal of expected credit losses	(1,049)
Impairment loss	606
Financial expenses on PIPE		15,000
Interests on loans from a third party	900	433
Loss of early termination of operating lease	55	31
Changes in assets and liabilities:
Accounts receivable, current	(19)	824
Advance to supplier	260	22
Inventories	856	4,825
Prepaid expenses and other current assets	(153)	1,203
Amounts due from/due to related parties	476	766
Operating lease	(1,127)	(1,089)
Accounts payable	(55)	(4,537)
Accrued expenses and other current liabilities	(1,354)	(8,029)
Net cash used in operating activities	(1,025)	(21,354)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment		(25)
Proceeds from disposal of property and equipment	124
Loan to related parties	(41)
Net cash provided by (used in) investing activities	83	(25)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan proceeds from related parties	782
Repayments of loan from related parties	(54)
Loan proceeds from a third party	136
Net cash provided by financing activities	864
Effect of exchange rate changes	99	91
Net increase (decrease) in cash and cash equivalents	21	(21,288)
Cash and cash equivalents and restricted cash, at beginning of the period	1,287	23,390
Cash and cash equivalents and restricted cash, at end of the period	1,308	2,102
SUPPLEMENTAL DISCLOSURE OF NON CASH FLOW INFORMATION:
Expenses paid by a third party on behalf of the Company	407
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid